Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 2,378,562	$ 2,444,105	$ 1,346,347
Non-current receivables from contracts with customers	1,797,527	1,767,422
UNITED STATES
Disclosure of geographical areas [line items]
Revenue from contracts with customers	393,614	515,711	250,853
Non-current receivables from contracts with customers	5,017	16,247
SWEDEN
Disclosure of geographical areas [line items]
Revenue from contracts with customers	276,910	362,125	199,697
Non-current receivables from contracts with customers	1,239,023	1,148,209
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	529,372	338,042	207,031
Non-current receivables from contracts with customers	32,342	35,334
GERMANY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	242,629	287,010	117,642
Non-current receivables from contracts with customers	27,058	31,005
NORWAY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	92,688	231,310	231,640
KOREA, REPUBLIC OF
Disclosure of geographical areas [line items]
Revenue from contracts with customers	59,912	118,108	0
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,405	111,316	132,547
BELGIUM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	111,829	88,823	53,411
CANADA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	129,209	84,220	17,335
DENMARK
Disclosure of geographical areas [line items]
Revenue from contracts with customers	95,292	67,555	38,227
AUSTRALIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	103,288	64,547	0
FINLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	45,567	42,236	10,056
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	42,611	37,855	41,131
ITALY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	36,580	1,067	0
AUSTRIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,898	27,604	5,465
CHINA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	25,863	39,253	39,668
Non-current receivables from contracts with customers	448,361	507,358
Other Regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	60,895	27,323	$ 1,644
Non-current receivables from contracts with customers	$ 45,726	$ 29,269